4. Related Party Transactions	3 Months Ended	12 Months Ended
	Nov. 30, 2020	Aug. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

Note 2 – Related Party Transactions

During the three months ending November 30, 2020, the Company paid $105,000 in salaries, including socials benefits, to two directors, compared to $125,000 for the three months ending November 30, 2019.

The Company had a balance outstanding at November 30, 2020 and at November 30, 2019 of $223,645 payable to Cannabics, Inc. The advance is due on demand and bears no interest.

Note 4 – Related Party Transactions

During the year ended August 31, 2020 and August 31 2019, the Company paid approximately of $595,000 and $515,555 as salary to three of its directors.

Cannabics Inc. (the parent company) balance at August 31, 2020 and at August 31, 2019 was $223,645. The advance is due on demand and bears no interest.